Significant Accounting Policies - Summary of Allowance for Sales Returns, Net of Cost of Goods Sold (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Accounting Policy [Line Items]
Balance at beginning of fiscal year	$ 3,181	$ 3,403	$ 3,145
Provision for sales returns	134,909	102,875	83,393
Actual sales returns	(132,884)	(103,097)	(83,135)
Balance at end of fiscal year	$ 5,206	$ 3,181	$ 3,403